Feb. 28, 2018

ASHMORE FUNDS

Supplement dated January 3, 2019 to the Ashmore Funds Prospectus, Dated February 28, 2018 (as supplemented thereafter)

Disclosure Related to the Ashmore Funds (the “Funds”)

This supplement contains information which amends, modifies or supersedes certain information contained in the Prospectus of the Funds dated February 28, 2018, as supplemented thereafter (the “Prospectus”).

The following changes will be effective immediately:

1.    The name of Ashmore Emerging Markets Corporate Debt Fund is changed to “Ashmore Emerging Markets Corporate Income Fund.” All references to Ashmore Emerging Markets Corporate Debt Fund are hereby replaced with Ashmore Emerging Markets Corporate Income Fund.

2.    The sixth paragraph in the sub-section entitled “Principal Investment Strategies” within the section “Summary Information about the Funds – Ashmore Emerging Markets Corporate Debt Fund” is hereby deleted in its entirety and replaced with the following:

The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 20% of its net assets in investments denominated in currencies other than the U.S. dollar.

3.    The sub-section entitled “Shareholder Fees” within the section “Summary Information about the Funds – Ashmore Emerging Markets Short Duration Fund” is hereby deleted in its entirety and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (CDSC) (Load)(1) (as a percentage of the lower of original purchase price or NAV)	1.00%	1.00%	None
Redemption Fee	None	None	None